Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(portfolios of Davis Fundamental ETF Trust)
July 31, 2026

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (92.14%)
COMMUNICATION SERVICES – (10.95%)
Media & Entertainment – (10.95%)
Alphabet Inc., Class C	177,518	$63,311,795
Meta Platforms, Inc., Class A	104,760	58,320,939
Pinterest, Inc., Class A *	733,400	17,608,934
Total Communication Services		139,241,668
CONSUMER DISCRETIONARY – (13.03%)
Consumer Discretionary Distribution & Retail – (5.71%)
Amazon.com, Inc. *	267,385	72,616,418
Consumer Services – (7.32%)
MGM Resorts International *	1,247,675	55,608,875
Restaurant Brands International Inc. (Canada)	506,060	37,458,561
		93,067,436
Total Consumer Discretionary		165,683,854
CONSUMER STAPLES – (5.50%)
Food, Beverage & Tobacco – (5.50%)
Tyson Foods, Inc., Class A	1,204,936	69,838,090
Total Consumer Staples		69,838,090
ENERGY – (8.65%)
ConocoPhillips	178,363	21,489,174
Devon Energy Corp.	1,564,234	70,593,881
Tourmaline Oil Corp. (Canada)	404,353	17,857,470
Total Energy		109,940,525
FINANCIALS – (24.75%)
Banks – (9.32%)
U.S. Bancorp	1,233,086	77,696,749
Wells Fargo & Co.	471,482	40,759,619
		118,456,368
Financial Services – (10.83%)
Consumer Finance – (6.73%)
Capital One Financial Corp.	409,295	85,546,748
Financial Services – (4.10%)
Berkshire Hathaway Inc., Class B *	102,035	52,194,984
		137,741,732
Insurance – (4.60%)
Property & Casualty Insurance – (4.60%)
Markel Group Inc. *	31,071	58,486,186
Total Financials		314,684,286
HEALTH CARE – (18.05%)
Health Care Equipment & Services – (12.68%)
Cigna Group	142,104	39,654,121
CVS Health Corp.	642,932	67,141,389
Solventum Corp. *	314,051	26,832,517
UnitedHealth Group Inc.	66,700	27,640,480
		161,268,507
Pharmaceuticals, Biotechnology & Life Sciences – (5.37%)
Viatris Inc.	3,886,641	68,249,416
Total Health Care		229,517,923
INDUSTRIALS – (2.24%)
Capital Goods – (2.24%)
AGCO Corp.	88,748	9,066,496
Owens Corning	140,039	19,451,417
Total Industrials		28,517,913
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (5.09%)
Semiconductors & Semiconductor Equipment – (5.09%)
Applied Materials, Inc.	23,624	$11,993,196
Texas Instruments Inc.	191,325	52,755,956
Total Information Technology		64,749,152
MATERIALS – (3.88%)
LyondellBasell Industries N.V.	597,880	37,116,391
Teck Resources Ltd., Class B (Canada)	202,305	12,186,853
Total Materials		49,303,244
TOTAL COMMON STOCK – (Identified cost $802,330,644)		1,171,476,655

	Principal	Value
SHORT-TERM INVESTMENTS – (7.85%)
Brean Capital LLC Joint Repurchase Agreement, 3.64%, 08/03/26 (a)	$18,620,000	$18,620,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (b)	29,792,000	29,792,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (c)	51,356,000	51,356,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $99,768,000)		99,768,000
Total Investments – (99.99%) – (Identified cost $902,098,644)		1,271,244,655
Other Assets Less Liabilities – (0.01%)		109,997
Net Assets – (100.00%)		$1,271,354,652

*	Non-income producing security.
(a)
Dated 07/31/26, repurchase value of $18,625,648 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.00%-7.00%, 09/01/29-05/20/66, total fair value $18,992,400).

(b)
Dated 07/31/26, repurchase value of $29,801,037 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.00%, 01/15/30-03/20/56, total fair value $30,387,840).

(c)
Dated 07/31/26, repurchase value of $51,371,578 (collateralized by: U.S. Government agency mortgage and obligations in a pooled cash account, 0.00%-5.11%, 01/15/30-12/15/33, total fair value $52,383,120).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (98.81%)
CONSUMER DISCRETIONARY – (0.89%)
Consumer Discretionary Distribution & Retail – (0.89%)
Prosus N.V., Class N (Netherlands)	91,631	$4,258,349
Total Consumer Discretionary		4,258,349
FINANCIALS – (97.92%)
Banks – (41.89%)
Bank of America Corp.	191,039	11,834,866
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	148,849	9,122,955
Danske Bank A/S (Denmark)	212,769	12,244,784
DBS Group Holdings Ltd. (Singapore)	252,994	14,596,918
DNB Bank ASA (Norway)	278,926	8,981,028
Fifth Third Bancorp	506,359	28,609,283
JPMorgan Chase & Co.	59,664	20,989,199
M&T Bank Corp.	28,771	7,086,010
Metro Bank Holdings PLC (United Kingdom) *	427,070	1,020,021
PNC Financial Services Group, Inc.	88,814	22,191,954
Truist Financial Corp.	212,353	11,008,379
U.S. Bancorp	481,931	30,366,472
Wells Fargo & Co.	264,439	22,860,752
		200,912,621
Financial Services – (36.95%)
Capital Markets – (9.89%)
Bank of New York Mellon Corp.	73,488	11,488,379
Charles Schwab Corp.	53,035	5,581,403
Julius Baer Group Ltd. (Switzerland)	230,913	20,302,003
State Street Corp.	54,593	10,053,847
		47,425,632
Consumer Finance – (13.90%)
American Express Co.	47,932	16,117,135
Capital One Financial Corp.	241,955	50,571,015
		66,688,150
Financial Services – (13.16%)
Berkshire Hathaway Inc., Class B *	49,246	25,191,299
Chime Financial, Inc., Class A *	434,946	9,999,409
Exor N.V. (Netherlands)	143,722	11,509,370
Fiserv, Inc. *	99,147	5,347,989
Rocket Companies, Inc., Class A *	858,055	11,068,909
		63,116,976
		177,230,758
Insurance – (19.08%)
Life & Health Insurance – (0.61%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	393,500	2,939,748
Property & Casualty Insurance – (13.29%)
Chubb Ltd.	60,798	21,320,643
Loews Corp.	127,223	14,759,140
Markel Group Inc. *	14,690	27,651,574
		63,731,357
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (5.18%)
Everest Group, Ltd.	28,574	$10,690,962
RenaissanceRe Holdings Ltd.	44,274	14,166,795
		24,857,757
		91,528,862
Total Financials		469,672,241
TOTAL COMMON STOCK – (Identified cost $341,623,448)		473,930,590

	Principal	Value
SHORT-TERM INVESTMENTS – (0.95%)
Brean Capital LLC Joint Repurchase Agreement, 3.64%, 08/03/26 (a)	$847,000	$847,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (b)	1,356,000	1,356,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (c)	2,338,000	2,338,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,541,000)		4,541,000
Total Investments – (99.76%) – (Identified cost $346,164,448)		478,471,590
Other Assets Less Liabilities – (0.24%)		1,158,683
Net Assets – (100.00%)		$479,630,273

*	Non-income producing security.
(a)	Dated 07/31/26, repurchase value of $847,257 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.00%-7.00%, 09/01/29-05/20/66, total fair value $863,940).
(b)	Dated 07/31/26, repurchase value of $1,356,411 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 6.00%, 04/01/52-09/01/54, total fair value $1,383,120).
(c)
Dated 07/31/26, repurchase value of $2,338,709 (collateralized by: U.S. Government agency mortgage and obligations in a pooled cash account, 0.00%-5.11%, 01/15/30-12/15/33, total fair value $2,384,760).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (97.04%)
COMMUNICATION SERVICES – (10.75%)
Media & Entertainment – (10.75%)
Alphabet Inc., Class C	47,953	$17,102,437
AppLovin Corp., Class A *	42,228	16,718,065
Meta Platforms, Inc., Class A	30,967	17,239,639
NetEase, Inc., ADR (China)	83,408	11,115,784
Pinterest, Inc., Class A *	179,696	4,314,501
Total Communication Services		66,490,426
CONSUMER DISCRETIONARY – (23.63%)
Automobiles & Components – (1.25%)
AUMOVIO SE (Germany) *	166,750	7,699,355
Consumer Discretionary Distribution & Retail – (10.88%)
Amazon.com, Inc. *	78,657	21,361,668
Naspers Ltd. - N (South Africa)	43,590	2,290,333
Prosus N.V., Class N (Netherlands)	379,518	17,637,263
Sea Limited, Class A, ADR (Singapore) *	243,724	26,015,100
		67,304,364
Consumer Services – (11.50%)
Entain plc (United Kingdom)	725,362	5,310,464
Meituan, Class B (China) *	944,240	11,148,147
MGM Resorts International *	465,808	20,761,062
Trip.com Group Ltd., ADR (China) *	721,676	33,925,989
		71,145,662
Total Consumer Discretionary		146,149,381
CONSUMER STAPLES – (7.34%)
Food, Beverage & Tobacco – (7.34%)
JBS N.V., Class A (Brazil)	1,967,180	27,579,864
Tyson Foods, Inc., Class A	307,470	17,820,961
Total Consumer Staples		45,400,825
ENERGY – (4.44%)
Devon Energy Corp.	608,272	27,451,316
Total Energy		27,451,316
FINANCIALS – (16.35%)
Banks – (1.40%)
U.S. Bancorp	137,724	8,677,989
Financial Services – (8.43%)
Capital Markets – (3.47%)
Julius Baer Group Ltd. (Switzerland)	244,120	21,463,169
Consumer Finance – (3.11%)
Capital One Financial Corp.	91,965	19,221,605
Financial Services – (1.85%)
Berkshire Hathaway Inc., Class B *	22,396	11,456,450
		52,141,224
Insurance – (6.52%)
Life & Health Insurance – (3.58%)
AIA Group Ltd. (Hong Kong)	1,026,490	10,347,933
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,580,015	11,803,929
		22,151,862
Property & Casualty Insurance – (2.94%)
Markel Group Inc. *	9,657	18,177,758
		40,329,620
Total Financials		101,148,833
HEALTH CARE – (11.44%)
Health Care Equipment & Services – (7.12%)
Cigna Group	29,890	8,340,804
CVS Health Corp.	158,312	16,532,522
Solventum Corp. *	130,541	11,153,423
UnitedHealth Group Inc.	19,334	8,012,010
		44,038,759
Pharmaceuticals, Biotechnology & Life Sciences – (4.32%)
Viatris Inc.	1,522,109	26,728,234
Total Health Care		70,766,993
INDUSTRIALS – (12.77%)
Capital Goods – (4.97%)
Contemporary Amperex Technology Co., Ltd. - A (China)	152,395	8,977,528
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
ITOCHU Corp. (Japan)	603,250	$7,570,553
SANY Heavy Industry Co., Ltd - H (China)	5,286,490	14,216,233
		30,764,314
Transportation – (7.80%)
DiDi Global Inc., Class A, ADS (China) *	3,247,410	11,495,831
Full Truck Alliance Co. Ltd., Class A, ADR (China)	3,873,497	36,759,487
		48,255,318
Total Industrials		79,019,632
INFORMATION TECHNOLOGY – (7.03%)
Semiconductors & Semiconductor Equipment – (1.20%)
Silergy Corp. (Taiwan)	596,000	7,423,473
Software & Services – (2.48%)
SAP SE (Germany)	83,710	15,343,634
Technology Hardware & Equipment – (3.35%)
Samsung Electronics Co., Ltd. (South Korea)	119,070	20,724,704
Total Information Technology		43,491,811
MATERIALS – (3.29%)
LyondellBasell Industries N.V.	191,170	11,867,833
Teck Resources Ltd., Class B (Canada)	140,811	8,482,455
Total Materials		20,350,288
TOTAL COMMON STOCK – (Identified cost $466,799,259)		600,269,505

	Principal	Value
SHORT-TERM INVESTMENTS – (3.13%)
Brean Capital LLC Joint Repurchase Agreement, 3.64%, 08/03/26 (a)	$3,614,000	$3,614,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (b)	5,782,000	5,782,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (c)	9,966,000	9,966,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $19,362,000)		19,362,000
Total Investments – (100.17%) – (Identified cost $486,161,259)		619,631,505
Liabilities Less Other Assets – (0.17%)		(1,070,208)
Net Assets – (100.00%)		$618,561,297

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Dated 07/31/26, repurchase value of $3,615,096 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.00%-7.00%, 09/01/29-05/20/66, total fair value $3,686,280).

(b)	Dated 07/31/26, repurchase value of $5,783,754 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 06/01/42-05/01/54, total fair value $5,897,640).
(c)
Dated 07/31/26, repurchase value of $9,969,023 (collateralized by: U.S. Government agency mortgage and obligations in a pooled cash account, 0.00%-5.11%, 01/15/30-12/15/33, total fair value $10,165,320).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (94.30%)
COMMUNICATION SERVICES – (2.62%)
Media & Entertainment – (2.62%)
NetEase, Inc., ADR (China)	57,107	$7,610,650
Total Communication Services		7,610,650
CONSUMER DISCRETIONARY – (29.18%)
Automobiles & Components – (2.42%)
AUMOVIO SE (Germany) *	152,442	7,038,711
Consumer Discretionary Distribution & Retail – (13.47%)
JD.com, Inc., Class A, ADR (China)	53,331	1,760,456
Naspers Ltd. - N (South Africa)	160,868	8,452,427
Prosus N.V., Class N (Netherlands)	263,055	12,224,902
Sea Limited, Class A, ADR (Singapore) *	156,963	16,754,231
		39,192,016
Consumer Services – (13.29%)
Delivery Hero SE (Germany) *	14,742	642,645
Entain plc (United Kingdom)	986,073	7,219,160
Meituan, Class B (China) *	707,880	8,357,569
Restaurant Brands International Inc. (Canada)	77,462	5,733,737
Trip.com Group Ltd., ADR (China) *	355,083	16,692,452
		38,645,563
Total Consumer Discretionary		84,876,290
CONSUMER STAPLES – (5.90%)
Food, Beverage & Tobacco – (5.90%)
JBS N.V., Class A (Brazil)	1,224,640	17,169,453
Total Consumer Staples		17,169,453
FINANCIALS – (17.71%)
Banks – (6.15%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	87,479	5,361,588
Danske Bank A/S (Denmark)	193,523	11,137,183
Metro Bank Holdings PLC (United Kingdom) *	583,644	1,393,985
		17,892,756
Financial Services – (4.25%)
Capital Markets – (4.25%)
Julius Baer Group Ltd. (Switzerland)	140,459	12,349,235
Insurance – (7.31%)
Life & Health Insurance – (7.31%)
AIA Group Ltd. (Hong Kong)	1,243,690	12,537,502
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,169,336	8,735,841
		21,273,343
Total Financials		51,515,334
INDUSTRIALS – (18.75%)
Capital Goods – (9.42%)
Contemporary Amperex Technology Co., Ltd. - A (China)	96,797	5,702,272
ITOCHU Corp. (Japan)	1,019,950	12,799,975
SANY Heavy Industry Co., Ltd - H (China)	3,311,660	8,905,594
		27,407,841
Transportation – (9.33%)
DiDi Global Inc., Class A, ADS (China) *	2,829,109	10,015,046
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,802,404	17,104,814
		27,119,860
Total Industrials		54,527,701
INFORMATION TECHNOLOGY – (12.63%)
Semiconductors & Semiconductor Equipment – (3.45%)
Silergy Corp. (Taiwan)	464,000	5,779,348
Tokyo Electron Ltd. (Japan)	12,720	4,252,768
		10,032,116
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (4.28%)
SAP SE (Germany)	67,924	$12,450,137
Technology Hardware & Equipment – (4.90%)
Samsung Electronics Co., Ltd. (South Korea)	81,823	14,241,685
Total Information Technology		36,723,938
MATERIALS – (5.21%)
Teck Resources Ltd., Class B (Canada)	120,953	7,286,209
Vale S.A., ADR (Brazil)	521,687	7,856,606
Total Materials		15,142,815
REAL ESTATE – (2.30%)
Real Estate Management & Development – (2.30%)
KE Holdings Inc., Class A, ADR (China)	395,359	6,701,335
Total Real Estate		6,701,335
TOTAL COMMON STOCK – (Identified cost $228,044,004)		274,267,516

	Principal	Value
SHORT-TERM INVESTMENTS – (7.36%)
Brean Capital LLC Joint Repurchase Agreement, 3.64%, 08/03/26 (a)	$3,997,000	$3,997,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (b)	6,394,000	6,394,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (c)	11,023,000	11,023,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $21,414,000)		21,414,000
Total Investments – (101.66%) – (Identified cost $249,458,004)		295,681,516
Liabilities Less Other Assets – (1.66%)		(4,819,217)
Net Assets – (100.00%)		$290,862,299

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Dated 07/31/26, repurchase value of $3,998,212 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.00%-7.00%, 09/01/29-05/20/66, total fair value $4,076,940).

(b)	Dated 07/31/26, repurchase value of $6,395,940 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.00%, 05/01/44-01/15/61, total fair value $6,521,880).
(c)
Dated 07/31/26, repurchase value of $11,026,344 (collateralized by: U.S. Government agency mortgage and obligations in a pooled cash account, 0.00%-5.11%, 01/15/30-12/15/33, total fair value $11,243,460).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments
July 31, 2026 (Unaudited)
Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments - (Continued)
July 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of July 31, 2026 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$139,241,668	$–	$66,490,426	$7,610,650
Consumer Discretionary	165,683,854	–	102,063,819	40,940,876
Consumer Staples	69,838,090	–	45,400,825	17,169,453
Energy	109,940,525	–	27,451,316	–
Financials	314,684,286	398,078,369	57,533,802	5,361,588
Health Care	229,517,923	–	70,766,993	–
Industrials	28,517,913	–	48,255,318	27,119,860
Information Technology	64,749,152	–	–	–
Materials	49,303,244	–	20,350,288	15,142,815
Real Estate	–	–	–	6,701,335
Total Level 1	1,171,476,655	398,078,369	438,312,787	120,046,577
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	–	4,258,349	44,085,562	43,935,414
Financials	–	71,593,872	43,615,031	46,153,746
Industrials	–	–	30,764,314	27,407,841
Information Technology	–	–	43,491,811	36,723,938
Short-Term Investments	99,768,000	4,541,000	19,362,000	21,414,000
Total Level 2	99,768,000	80,393,221	181,318,718	175,634,939
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$1,271,244,655	$478,471,590	$619,631,505	$295,681,516

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At July 31, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$902,134,282	$346,709,588	$486,989,002	$251,143,944

Unrealized appreciation	375,670,214	137,215,875	148,457,382	55,765,395
Unrealized depreciation	(6,559,841)	(5,453,873)	(15,814,879)	(11,227,823)
Net unrealized appreciation	$369,110,373	$131,762,002	$132,642,503	$44,537,572